Segment Information - Disclosure of Reportable Segments Explanatory (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Total assets		$ 1,559,350		$ 1,427,660	[1],[2]
Net revenue		712,197		56,128	[3]	$ 60,918
Gross margin		140,375		(9,001)	[2],[3]	(49,869)
Interest and fee revenue		16,739		13,149
Investment (loss) income		(65,164)		(44,501)
Share of profit (loss) of equity-accounted investees		(43,002)		32,913	[3]	0
Depreciation and amortization	[3]	40,945		5,287	[2]	4,711
Income (loss) before income tax		(379,770)		(234,698)	[2],[3]	$ (206,317)
Operating segments [member] | Liquor Retail
Disclosure Of Operating Segments [Line Items]
Total assets	[4]	351,338
Net revenue	[4]	462,180
Gross margin	[4]	106,307
Depreciation and amortization	[4]	17,025
Income (loss) before income tax	[4]	17,726
Operating segments [member] | Cannabis Retail
Disclosure Of Operating Segments [Line Items]
Total assets		200,393	[4]	157,022	[2],[5]
Net revenue		205,610	[4]	16,091	[5]
Gross margin		47,334	[4]	6,498	[2],[5]
Depreciation and amortization		9,920	[4]	1,282	[2],[5]
Income (loss) before income tax		(183,055)	[4]	(410)	[2],[5]
Operating segments [member] | Cannabis Operations
Disclosure Of Operating Segments [Line Items]
Total assets		163,130	[6]	147,887	[2]
Net revenue		44,407	[6]	40,037
Gross margin		(13,266)	[6]	(15,499)	[2]
Depreciation and amortization		199	[6]	3,108	[2]
Income (loss) before income tax		(29,618)	[6]	(117,990)	[2]
Operating segments [member] | Investments
Disclosure Of Operating Segments [Line Items]
Total assets		825,151	[7]	1,093,596	[2],[8]
Interest and fee revenue		16,739	[7]	13,149	[8]
Investment (loss) income		(65,164)	[7]	(44,501)	[8]
Share of profit (loss) of equity-accounted investees		(43,002)	[7]	32,913	[8]
Income (loss) before income tax		(127,362)	[7]	(5,837)	[2],[8]
Corporate
Disclosure Of Operating Segments [Line Items]
Total assets		19,338		29,155	[2]
Depreciation and amortization		13,801		897	[2]
Income (loss) before income tax		$ (57,461)		$ (110,461)	[2]

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustments to provisional amounts — refer to note 5(b)
[3]	Adjustment to provisional amounts — refer to note 5(b).
[4]	Liquor retail includes operations for the period March 31, 2022 to December 31, 2022 and cannabis retail includes the operations of Nova retail stores for the period March 31, 2022 to December 31, 2022 (note 5(a)).
[5]	Cannabis retail includes the operations of Inner Spirit retail and franchise stores for the period July 20, 2021 to December 31, 2021.
[6]	Cannabis operations includes the operations of Zenabis for the period November 1, 2022 to December 31, 2022 (note 5(c)).
[7]	Total assets include cash and cash equivalents.
[8]	Total assets include cash and cash equivalents.